Financial instruments	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Financial instruments	Financial instruments
a.Financial instruments by categories
The Group classifies its financial instruments into the categories below:

	Fair value Level	December 31, 2024	December 31, 2023

Financial assets

Financial assets at amortized cost
Accounts receivable		221,202	138,760
Cash and cash equivalents		33,418	16,050
Client funds on deposit		18,704	17,055
Project advances		7,577	19,586
Deposit/guarantee on lease agreement		2,247	2,012
Financial assets at fair value through profit or loss
Short term investments	1	4,956	17,164
Investments held in trust account	2	54,053	187,356
Accounts receivable - Lavoro	1	12,332	3,503
Long-term investments - Lavoro	1	11,337	20,166
Long-term investments	2	17,354	9,945
Long-term investments - Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia	3	—	18,707
Long-term investments – KMP Growth Fund II	2	20,525	8,917
Other financial assets – The One Real Estate Investment Fund call options	2	—	310
Other financial assets – Call options	3	3,578	2,896
Other financial assets – Energy trading contracts	2	25,169	—

Financial liabilities
Financial liabilities at amortized cost
Commitment subject to possible redemption		54,053	187,356
Gross obligation under put option		18,258	92,926
Loans		227,971	—
Client funds payable		18,704	17,055
Lease liabilities		22,438	15,836
Consideration payable on acquisition		184,597	35,029
Suppliers		41,788	4,808

Financial liabilities at fair value through profit or loss
Other financial liabilities – Warrants	3	6,143	321
Other financial liabilities – Energy trading contracts	2	17,686	—
Contingent consideration payable on acquisition	3	38,628	18,201
b.Financial instruments measured at fair value
The fair value measurement methodologies are classified according to the following hierarchical levels:
•Level 1: measurement based on quotations of identical financial instruments, traded in an active market, without any adjustments;
•Level 2: valuation techniques based on observable inputs. This category covers financial instruments that are valued using: (i) quotations of similar financial instruments, traded in an active market; (ii) quotations of identical or similar financial instruments, traded in a fairly inactive market; and (iii) other valuation techniques in which all significant inputs are directly or indirectly observable in market input;
•Level 3: valuation techniques based on unobservable inputs. This category covers all financial instruments whose valuation techniques are based on inputs not observable in market inputs when such inputs have a significant impact on the measurement of their fair values. This category includes financial instruments that are valued based on quotations of similar financial instruments that, however, require adjustments and assumptions to ensure that their fair values reflect the differences among them.
Refer to table above for fair value measurement methodologies (“Fair value level”) applied to financial assets and financial liabilities measured at fair value.
Transfers
Transfers into and out of fair value hierarchy levels are analyzed at the end of each consolidated financial statement reporting period. A transfer into Level 3 would be deemed to occur where there is a change in liquidity or other inputs used in the valuation of the financial instrument.
As of and for the year ended December 31, 2024, the Group had the transfers below between Levels 1, 2 and 3.
Transfer from Level 1 to Level 3 fair value measurement
As of November 15, 2024, the Warrants were transferred from Level 1 to Level 3. On September 30, 2024, the fair value of the Warrants issued in connection with the IPO of PLAO was measured using the listed market price of such warrants, a Level 1 measurement. The warrants were delisted on November 15, 2024, and from December 31, 2024, fair value is measured using a Monte Carlo simulation. The Monte Carlo simulation arrived at a liability of US$ 6.1 million with an adjustment of US$ 5.8 million recognized in the consolidated statement of profit or loss for the year ended December 31, 2024 (refer to note 27).
Transfer from Level 3 to Level 2 fair value measurement
As of December 31, 2024, the long-term investment – KMP Growth Fund II was transferred from Level 3 to Level 2. The valuation methodology changed from the previously used discounted cash flow to adjust the valuation to be in line with the capital account statements received from the fund administrator. The level 2 allocation is consistent with the level allocation of other long-term investments held by the Group.
There were no transfers between Levels 1, 2 and 3 for fair value measurements during year ended December 31, 2023.
Unobservable inputs
The following analysis illustrates valuation techniques, unobservable inputs used to value Level 3 financial instruments and the sensitivity to reasonable changes in the most significant underlying variables used in measurement.

Description		Note	Valuation technique	Unobservable inputs	Range of unobservable inputs	Sensitivity	Financial impact*

Other financial instruments	Tria call option	21 (c)	Monte Carlo simulation	Average EBITDA	Risk neutral EBITDA with Standard deviation of 38.8%	10% change	US$ 0.1 million
Consideration payable on acquisition	Contingent consideration payable on acquisition – Kamaroopin	21 (b)	Discounted cash flow	Discount rate Projected fundraising activity	16.2%	100 basis points	US$ 0.1 million
Consideration payable on acquisition	Contingent consideration payable on acquisition – GPMS	21 (b)	Discounted cash flow	Discount rate Projected revenue targets	4.9%	100 basis points	US$ 0.1 million
Consideration payable on acquisition	Contingent consideration payable on acquisition – Nexus	21 (b)	Discounted cash flow	Discount rate Achieving benchmark fees	6.8%	100 basis points	US$ 0.1 million
Other financial instruments	Warrant liability	12 (c)	Monte Carlo simulation	Business combination probability	1.0% to 10.0%	1.0% 10.0%	US$ 1.0 million US$ 1.3 million
The fair value is calculated based on the underlying investment’s cash flows discounted using an unobservable discount rate range and cash flows inputs. The change in fair value of the Level 3 investment is presented in the accompanying Consolidated Statement of Profit or loss in net financial income or expenses as unrealized gains/(losses) on long-term investments.
Other financial instruments
(i)The Tria Call Option was valued using a Monte Carlo simulation, which is a Level 3 fair value measurement. The expected life of the Tria Option arrangements is in accordance with the timeline disclosed in note 12(c) with an estimated Earnings Before Interest, Taxation, Depreciation and Amortization (EBITDA) as the unobservable input. The derivative was recorded as a financial asset in the Group’s Consolidated Statement of Financial Position with the impact from this transaction presented in notes 12(c) and 27(a).
(ii)The PLAO public warrants were valued using a Monte Carlo simulation until Class A ordinary shares and warrants began trading separately on May 4, 2022. From May 4, 2022, through September 30, 2024, the PLAO warrants have been measured using the listed market price. In the fourth quarter of the 2024 financial year, the PLAO public warrants ceased trading on Nasdaq as they did not meet the continued listing requirement of Nasdaq. As of December 31, 2024, the warrants were valued using a Monte Carlo simulation which is a Level 3 fair value measurement.
Contingent consideration payable on acquisition
(i)Kamaroopin business combination
    The Group is required to make contingent payments, subject to the acquired entity achieving certain fundraising objectives per the terms of the purchase agreement (earn-out range between US$4.0 million and US$10.1 million). The contingent consideration payment (payable in BRL) had a fair value of US$4.7 million and US$7.2 million on acquisition date and December 31, 2024, respectively. The fair value was estimated on acquisition date by projecting future fundraising activity within a 30 month period from acquisition date to estimate the undiscounted contingent consideration payable in accordance with a predetermined range of payments that is based on the level of fundraising and applying a discount rate range to determine the fair value of contingent consideration to be settled in the Company’s Class A common shares by March 2027.
(ii)GPMS business combination
    The Group is required to make a contingent payment, subject to the acquired Aberdeen carve-out funds achieving set revenue targets per the terms of the purchase agreement with a GBP20.0 million cap plus interest on the potential earn-out settlement. The contingent consideration payment (payable in GBP) had a fair value of US$24.1 million and US$25.3 million on acquisition date and December 31, 2024. The fair value was estimated on the acquisition date by projecting revenue target over thirty-four-month period from the acquisition date with the maximum outcome of GBP20.0 million plus interest as potential settlement. The potential earn-out was calculated using unobservable revenue targets and discount rate as inputs to estimate the fair value at the acquisition date. The earn-out is expected to be settled by April 2027.
(iii)Nexus business combination
    The Group is required to make a contingent payment, subject to the acquired entity achieving set benchmark fees per the terms of the purchase agreement with no cap on the potential earn-out settlement. The contingent consideration payment (payable in COP) had a fair value of US$6.4 million and US$6.1 million on acquisition date and December 31, 2024, respectively. The potential earn-out was calculated using unobservable benchmark fees and discount rate as inputs to estimate the fair value at the acquisition date. The earn-out is expected to be settled by 2027.
The following table presents a reconciliation of financial instruments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2024, and December 31, 2023:

	Contingent considerations payable (a)	Long term investments at fair value through profit or loss (b)	PLAO Warrant liability	Call options (c)

Fair value of Level 3 financial instruments on December 31, 2022	21,963	24,240	—	6,322
Cumulative translation adjustment	953	—	—	505
Additions	4,707	—	—	—
Changes in fair value *	(9,422)	3,384	—	(3,931)
Fair value of Level 3 financial instruments on December 31, 2023	18,201	27,624	—	2,896

Cumulative translation adjustment	(2,775)	—	—	(393)
Additions	30,445	—	—	791
Derecognition / settlements - VBI	(10,118)	—	—	(2,522)
Transfer from level 1 to level 3	—	—	470	—
Transfer from level 3 to level 2	—	(27,624)	—	—
Change in fair value *	2,874	—	5,673	2,806
Fair value of Level 3 financial instruments on December 31, 2024	38,627	—	6,143	3,578

* Changes in fair value include impact from price risk and/or foreign exchange rate risk
(a)Include contingent consideration payable to sellers of VBI, Kamaroopin, Nexus and GPMS (refer note 21 (b)). The VBI contingent consideration was settled on August 01,2024, with the exercise of the call option.
(b)Relates to investments in Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia, and KMP Growth Fund II (refer note 12(b)).
(c)Include VBI and Tria Call option to purchase remaining non-controlling interest and other purchased options (refer note 21(d)). The VBI call option was exercised on August 01, 2024.
c.Financial instruments measured at amortized costs
As of December 31, 2024, and December 31, 2023, the recognized values of financial instruments measured at amortized cost correspond approximately to their fair values. Financial instruments are initially recognized at the present value of the future settlement value and subsequently adjusted for the time value of money where the future expected settlement value is significantly different from the present value. Time value of money is accounted for on loans, gross obligation under put options, consideration payable on acquisitions and lease liabilities. The remainder of financial instruments are considered short-term in nature and the current recognized value approximates its’ fair value.
d.Risk management
The Group is exposed to the following risks arising from the use of financial instruments:
(i)Credit risk
(ii)Liquidity risk
(iii)Market risk
The Group determines concentrations of risk by assessing the nature, extent, and impact of risks in its investment portfolio. This assessment considers a range of factors that are relevant to its investment strategy and objectives, including geographic concentration, industry concentration, counterparty risk, market risk, and liquidity risk.
To manage concentrations of risk, the Group uses various risk management strategies, including diversification, hedging, and monitoring of counterparty credit risk. The Group also regularly reports on its risk management activities and the effectiveness of its risk management policies and procedures to its audit committee and board of directors.
While the Group uses quantitative measures, such as percentages of its portfolio invested in particular regions or industries, to help determine concentrations of risk, it also uses its judgment and experience in assessing the overall impact of concentrations of risk on its investment portfolio and making informed investment decisions.
i.Credit risk
Credit risk is the possibility of incurring a financial loss if a client or a counterpart in a financial instrument fails to perform its contractual obligations.
The Group has low exposure to credit risk because its customer base is formed by investors in each investment fund. These investors are required to comply with the capital calls to repay related investment fund expenses. If capital calls are not complied with, the participation of that investor is diluted among the remaining investors of the investment fund. In addition, management fees could be settled by the sale of the underlying investments kept by the investment funds. The cash and short-term investments are maintained in large banks with high credit ratings.
Furthermore, accounts receivable balances as of December 31, 2024, and December 31, 2023, consist of management fees, performance fees of investment funds, advisory fees and reimbursement of expenses to be received from investees of such investment funds.
The amounts receivable and project advances as of December 31, 2024, are expected to be received as demonstrated below:

	Overdue					Due in
	Less than 90 days	91 to 180 days	181 to 270 days	271 to 360 days	Over 360 days	01 to 90 days	91 to 180 days	181 to 270 days	271 to 360 days	Over 360 days	Total

Accounts Receivable (a)	2,992	3,269	337	1,705	2,842	135,980	3,694	104	66,209	16,402	233,534
Project Advances	—	—	—	—	—	2,181	1,883	934	2,579	—	7,577
Total	2,992	3,269	337	1,705	2,842	138,161	5,577	1,038	68,788	16,402	241,111

(a)The balances include US$65.6 million postponed collections of management fees. The postponed balance relates largely to PBPE VI LP. (“PBPE Fund IV”) and Alpha Co-Investment Fund. Renegotiations and postponement of these collections commenced in prior periods and the management fees were recognized as receivable in prior years (refer to note 8).
    The accounts receivable due in 01 to 90 days also include US$59.7 million performance fees for Patria Infrastructure Fund III that was received on February 28, 2025 (refer to note 8).
The amounts receivable and project advances as of December 31, 2023, are expected to be received as demonstrated below:

	Overdue					Due in
	Less than 90 days	91 to 180 days	181 to 270 days	271 to 360 days	Over 360 days	01 to 90 days	91 to 180 days	181 to 270 days	271 to 360 days	Over 360 days	Total

Accounts Receivable	94,811	4,502	235	822	732	24,180	1,941	140	—	14,900	142,263
Project Advances	—	—	—	—	—	5,729	10,621	1,143	121	1,972	19,586
Total	94,811	4,502	235	822	732	29,909	12,562	1,283	121	16,872	161,849
ii.Liquidity Risk
Liquidity risk is the possibility that an entity will encounter difficulty in meeting obligations associated with financial liabilities that are settled by delivering cash or another financial assets which might affect the Group’s payment ability, taking into consideration the different currencies and settlement terms of its financial assets and financial liabilities.
The Group performs the financial management of its cash and cash equivalents and short-term investments, keeping them available for paying its obligations and reducing its exposure to liquidity risk. In addition, the Group has the option for certain financial instruments to be settled either in cash or through its own equity instruments, Class A common shares.
Expected future payments reflect undiscounted future cash outflows to settle financial liabilities as of December 31, 2024, which are shown below.

	Expected liabilities to be paid in
	01 to 60 days	61 to 120 days	121 to 180 days	181 to 360 days	Over 360 days	Total

Suppliers	41,788	—	—	—	—	41,788
Lease payments	897	954	1,054	3,125	26,102	32,132
Loans (a)	6,108	27,429	2,489	57,252	172,301	265,579
Consideration payable on acquisition	24,087	—	—	28,768	88,523	141,378
Contingent consideration payable on acquisition	—	—	—	—	32,455	32,455
Commitment subject to possible redemption (b)	—	—	54,053	—	—	54,053
Gross obligation under put option	—	—	—	—	40,988	40,988
Financial liabilities – energy trading contracts (c)	5,589	3,646	2,768	4,488	1,253	17,744
Client funds payable (d)	18,704	—	—	—	—	18,704
Total	97,173	32,029	60,364	93,633	361,622	644,821
Expected future payments for financial liabilities as of December 31, 2023, are shown below.

	Expected liabilities to be paid in
	01 to 60 days	61 to 120 days	121 to 180 days	181 to 360 days	Over 360 days	Total

Suppliers	4,808	—	—	—	—	4,808
Leases	816	680	691	2,110	15,285	19,582
Carried interest allocation	—	—	—	9,352	22,577	31,929
Consideration payable on acquisition	834	684	1,704	7,155	24,652	35,029
Contingent consideration payable on acquisition	—	—	—	—	20,376	20,376
Commitment subject to possible redemption (b)	—	—	187,356	—	—	187,356
Gross obligation under put option	—	—	—	86,944	14,665	101,609
Derivative financial instruments	—	—	—	—	—	—
Client funds payable (d)	17,055	—	—	—	—	17,055
Total	23,513	1,364	189,751	105,561	97,555	417,744

(a)Interest on the revolving credit facility is expected to be settled quarterly whereas interest on term loans is settled bi-annually. Principal values are expected to be settled on maturity.
(b)Future redemptions to be settled with proceeds held in SPAC’s trust account.
(c)The Group has an equivalent of US$25 million in energy contract financial assets which decreases the liquidity risk as the energy trading contracts are settled simultaneously – refer to note 12(c) for the aging of financial assets and liabilities on energy trading contracts.
(d)Settled with proceeds held in Client funds on deposit account (refer note 7).
iii.Market risk
Market risk is defined as the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices, such as interest rate, foreign exchange rate, and security prices. The Group’s policy is to minimize its exposure to market risk.
The marketable securities as of December 31, 2024, and December 31, 2023, consist primarily of mutual fund money markets which reduce the Group’s exposure to market risk and investment funds whose portfolios, dependent on the investment strategy, are composed of product lines as discussed under Segment information (note 3). To manage its price risk arising from investment funds, the Group diversifies its portfolio. Diversification of the portfolio is done in accordance with the limits set by the Group.
Security price risk:
Long-term investments made by the Group represent investments in investment fund products where fair value is derived from the reported Net Asset Values (“NAV”) for each investment fund, which in turn are based upon the value of the underlying assets held within each of the investment fund products and the anticipated redemption horizon of the investment fund product. Investment fund products expose the Group to market risk and therefore this process is subject to limits consistent with the Group’s risk appetite. To manage its price risk arising from investments in securities, the Group diversifies its portfolio. Diversification of the portfolio is done in accordance with the limits set by the Group.
A 10% (2023: 10%) increase in the price of Level 1 and Level 2 long-term investments, with other variables held constant, would have increased the net profit before tax by US$4.9 million (2023: US$3.0 million). A 10% decrease in the price would have had the equal but opposite effect.
Foreign exchange risk
Foreign exchange risk results from a possible change in foreign exchange rates that would affect the finance income or expenses, and the assets or liability balances of contracts indexed to a foreign currency. The Group measures its foreign exchange exposure by subtracting its non-US dollar currencies liabilities from its respective denominated assets, thus obtaining its net foreign exchange exposure and the amount affected by exchange fluctuations.
Sensitivity analysis
Interest rate sensitivity
The sensitivity analyses have been determined based on the exposure for floating rate loans at the reporting date. The analysis is prepared assuming the amount of loans outstanding at the reporting date will be outstanding until maturity.

	Net risk Position	Sensitivity to 100bps Increase	Sensitivity to 100bps decrease

Sensitivity of net profit or loss before tax	36,061	(4,911)	4,911
No interest rate sensitivity was performed for December 31, 2023, as no interest-bearing liabilities were outstanding at the time.
*Refer to note 16 in these consolidated financial statements for the loans outstanding as well as the maturity date of each loan.
Currency risk
The sensitivity analysis was based on financial assets and financial liabilities exposed to currency fluctuations against the US dollar, as demonstrated below:

As of December 31, 2024	Balance in each exposure currency						Total Balance USD	Exchange Variation impact considering 10% change in the year end rates.
	BRL(a)	HKD (b)	CLP (c)	COP (d)	GBP (e)	USD

Cash and cash equivalents	16,381	8,165	5,801,886	38,227,167	8,711	4,298	33,418	2,912
Short term investments	9,015	—	1,211,133	595	—	56,336	59,009	267
Client funds on deposit	—	—	18,612,153	—	—	—	18,704	1,870
Accounts receivable	280,434	1	10,655,062	11,129,539	12,122	159,818	233,534	7,371
Projects Advance	15,075	—	957,783	1,659,138	413	3,288	7,577	431
Deposit/guarantee on lease agreement	88	240	1,187,614	149,008	514	331	2,247	192
Long-term investments	6,540	—	575,532	7,891,367	118	45,643	49,216	357
Client funds payable	—	—	(18,612,153)	—	—	—	(18,704)	(1,870)
Lease liabilities	(37,170)	—	(3,639,862)	(5,710,950)	(4,358)	(6,020)	(22,438)	(1,642)
Suppliers	(127,861)	(261)	(2,133,015)	(4,788,674)	(4,749)	(11,923)	(41,788)	(2,986)
Other financial assets	178,011	—	—	—	—	—	28,747	2,875
Other financial liabilities	(109,517)	—	—	—	—	(6,143)	(23,829)	(1,769)
Loans	—	—	100	341,037	—	227,894	227,971	8
Commitment subject to possible redemption	—	—	—	—	—	(54,053)	(54,053)	—
Gross obligation under put option	97,561	—	—	—	—	2,503	18,258	1,576
Consideration payable on acquisition	(443,089)	—	—	(121,147,698)	(45,319)	(28,747)	(184,597)	(15,585)
Contingent consideration payable on acquisition	(44,673)	—	—	(26,817,201)	(20,206)	—	(38,627)	(3,863)
Net Impact								(9,856)

As of December 31, 2023:	Balance in each exposure currency						Total Balance USD	Exchange Variation impact considering 10% change in the year end rates.
	BRL(a)	HKD (b)	CLP (c)	COP (d)	GBP (e)	USD
Cash and cash equivalents	7,828	6,491	5,124,224	21,188,621	597	1,558	16,050	1,449
Short term investments	17,204	—	2,308,439	—	—	198,336	204,510	617
Client funds on deposit	—	—	15,027,219	—	—	—	17,055	1,706
Accounts receivable	108,120	38	7,874,868	4,385,717	202	109,599	142,263	3,266
Projects Advance	32,354	—	421,629	1,604,583		12,010	19,586	757
Deposit/guarantee on lease agreement	—	240	1,135,217	149,008	—	427	2,012	160
Long-term investments	3,552	—	213,015	—	180	56,609	57,735	112
Client funds payable	—	—	15,027,219	—	118	—	17,055	(1,706)
Suppliers	(6,285)	244	2,001,294	2,626,609	—	2,865	4,808	(195)
Derivative financial instruments - Assets	15,521	—	—	—	205	—	3,206	320
Derivative financial instruments - Liability	—	—	—	—	—	321	321	—
Commitment subject to possible redemption	—	—	—	—	—	187,356	187,356	—
Gross obligation under put option	395,261	—	—	—	—	—	92,926	3,118
Carried interest allocation	11,854	—	—	—	—	29,481	31,929	(245)
Contingent consideration payable on acquisition	38,773	—	—	—	—	1,020	35,029	(3,401)
Contingent consideration payable on acquisition	88,116	—	—	—	—	—	18,201	(1,820)
Net Impact								4,138

(a)BRL - Brazilian Real, (b) HKD - Hong Kong dollar, (c) CLP - Chilean Peso, (d) COP - Colombian Peso, (e) GBP - Pound Sterling